Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
CURRENT ASSETS
Cash and cash equivalents (Note 6)	$ 92,468,851	$ 2,947,684	$ 76,492,824
Financial assets at fair value through profit or loss - current (Note 7)	7,754,182	247,185	8,390,606
Contract assets - current (Note 41)	7,568,112	241,253	5,640,317
Trade receivables, net (Note 10)	125,042,214	3,986,044	113,419,820
Other receivables	2,499,294	79,672	2,895,495
Current tax assets (Note 26)	884,793	28,205	731,828
Inventories (Note 11)	65,672,973	2,093,496	57,313,938
Inventories related to real estate business (Notes 12 and 36)	3,710,017	118,266	3,866,994
Other financial assets - current (Notes 13 and 36)	1,760,287	56,114	985,925
Other current assets	6,434,369	205,112	5,547,339
Total current assets	313,795,092	10,003,031	275,285,086
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss - non-current (Note 7)	2,433,310	77,568	2,441,436
Financial assets at fair value through other comprehensive income - non-current (Note 8)	13,615,254	434,022	13,959,493
Investments accounted for using the equity method (Note 14)	25,030,827	797,922	20,423,340
Property, plant and equipment (Notes 15, 25, 36 and 37)	421,115,044	13,424,133	312,531,471
Right-of-use assets (Note 16)	12,636,536	402,822	11,851,087
Investment properties (Notes 17, 25 and 36)	18,736,891	597,287	20,055,044
Goodwill (Note 18)	52,541,905	1,674,909	52,525,342
Other intangible assets (Notes 19 and 25)	12,920,602	411,878	15,692,350
Deferred tax assets (Note 26)	7,698,208	245,400	7,175,371
Other financial assets - non-current (Notes 13 and 36)	4,108,146	130,958	4,691,997
Other non-current assets	4,867,943	155,178	4,428,052
Total non-current assets	575,704,666	18,352,077	465,774,983
Total assets	889,499,758	28,355,108	741,060,069
CURRENT LIABILITIES
Short-term borrowings (Notes 20 and 36)	31,825,453	1,014,519	34,988,758
Short-term bills payable (Note 20)	2,220,419	70,782	0
Financial liabilities at fair value through profit or loss - current (Note 7)	966,484	30,809	324,278
Financial liabilities for hedging - current (Notes 20 and 34)	9,282,400	295,901	12,456,104
Trade payables	88,753,993	2,829,263	78,221,100
Other payables (Note 22)	74,816,290	2,384,963	63,179,235
Current tax liabilities (Note 26)	11,593,551	369,574	8,888,506
Lease liabilities - current (Note 16)	969,441	30,903	986,489
Current portion of bonds payable (Note 21)	3,499,748	111,564	14,997,976
Current portion of long-term borrowings (Notes 20 and 36)	3,188,061	101,628	3,884,906
Other current liabilities (Note 37)	21,363,305	681,011	16,496,364
Total current liabilities	248,479,145	7,920,917	234,423,716
NON-CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss - non-current (Note 7)	428,884	13,672	508,591
Bonds payable (Note 21)	11,467,882	365,568	17,978,188
Long-term borrowings (Notes 20 and 36)	202,612,796	6,458,808	121,750,192
Current tax liabilities - non-current	2,702,639	86,154	0
Deferred tax liabilities (Note 26)	5,391,021	171,853	6,850,104
Lease liabilities - non-current (Note 16)	7,878,666	251,153	6,825,534
Net defined benefit liabilities (Note 23)	4,324,806	137,864	3,396,161
Other non-current liabilities (Note 37)	37,584,819	1,198,113	7,056,670
Total non-current liabilities	272,391,513	8,683,185	164,365,440
Total liabilities	520,870,658	16,604,102	398,789,156
Share capital
Ordinary shares	44,361,420	1,414,135	44,120,643
Shares subscribed in advance	118,348	3,773	31,862
Total share capital	44,479,768	1,417,908	44,152,505
Capital surplus	156,301,716	4,982,522	148,717,262
Retained earnings
Legal reserve	25,076,564	799,380	21,817,390
Special reserve	2,791,960	89,001	2,791,960
Unappropriated earnings	108,963,166	3,473,483	96,640,231
Total retained earnings	136,831,690	4,361,864	121,249,581
Other equity	6,527,885	208,093	7,866,011
Treasury shares	(1,959,107)	(62,452)	(1,959,107)
Equity attributable to owners of the Company	342,181,952	10,907,935	320,026,252
NON-CONTROLLING INTERESTS (Note 24)	26,447,148	843,071	22,244,661
Total equity	368,629,100	11,751,006	342,270,913
TOTAL	$ 889,499,758	$ 28,355,108	$ 741,060,069